Geographic Information and Concentrations of Risk (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Risks and Uncertainties [Abstract]
Schedule of revenues by geographical region
The Company’s revenues by geographical region is as follows (in thousands):

	Three Months Ended March 31,
	2023	2022
United States	$2,004	$2,310
China	1,653	1,351
Asia, other	1,602	1,779
Europe	2,714	2,900
Other	1,194	1,168

	$9,167	$9,508

The Company’s revenues by geographical
region
is as follow (in thousands):

	Years Ended December 31,
	2022	2021
United States	$10,830	$8,370
China	6,645	5,027
Asia, other	7,219	4,833
Europe	12,694	12,762
Other	3,078	3,422

	$40,466	$34,414

Schedule of long-lived assets by geographical region
The Company’s long-lived assets by geographical region is as follow (in thousands):

	Years Ended December 31,
	2022	2021
United States	$104	$114
China	298	519
Asia, other	100	—
Europe	1,708	1,939
Other	151	162

	$2,361	$2,734